ORGANIZATION - Narrative (Details) ¥ in Millions		1 Months Ended	12 Months Ended
	Apr. 22, 2024 CNY (¥) shareholder	Feb. 28, 2026	Dec. 31, 2025 Partnership subsidiary
ORGANIZATION
Number of consolidated subsidiaries entered into agreements | subsidiary			2
Number of partnerships established by consolidated subsidiaries | Partnership			2
Number of data center subsidiaries | subsidiary			2
Number of partnerships that were qualified as variable interest entities | Partnership			2
Percentage on monthly after-tax profits	100.00%
Option Agreement
ORGANIZATION
Agreement term (in years)	10 years
Technical Consulting and Service Agreement
ORGANIZATION
Agreement term (in years)	10 years
Mutually-agreed amount paid for certain other technical services	5 days
Loan Agreement | Related Party | Shareholders
ORGANIZATION
Debt instrument, face amount | ¥	¥ 57.0
Loan Agreement | Related Party | Mr. Jun Zhang
ORGANIZATION
Debt instrument, face amount | ¥	¥ 3.0
Share pledge agreement
ORGANIZATION
Number of shareholders agreement entered | shareholder	2
Agreement term (in years)	10 years
Variable Interest Entity, Primary Beneficiary
ORGANIZATION
Variable interest entity ownership percentage			51.00%
Asset-backed securitization vehicle one | Subsequent event
ORGANIZATION
Variable interest entity ownership percentage		30.00%
Asset-backed securitization vehicle two | Subsequent event
ORGANIZATION
Variable interest entity ownership percentage		30.00%